Description of Business (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 1,629,512		$ 45,156		$ 1,629,512		$ 45,156
Accumulated deficit	(9,784,384)		(5,635)		(9,784,384)		(5,635)
Net loss	(3,586,220)	$ (6,192,529)	(5,635)		(9,778,749)
Negative cash flows from operating activities			(56)		(3,236,742)
Benson Hill, Inc
Cash and cash equivalents	12,992,000		9,743,000	$ 5,718,000	12,992,000	$ 5,718,000	9,743,000	$ 2,616,000	$ 2,989,000	$ 1,377,000
Marketable securities	29,634,000		100,334,000		29,634,000		100,334,000	8,315,000
Long-term Debt	31,833,000		32,665,000		31,833,000		32,665,000
Term debt and notes payable	28,863,000				28,863,000
Outstanding revolver balance	2,970,000				2,970,000
Accumulated deficit	(204,089,000)		$ (154,322,000)		(204,089,000)		(154,322,000)
Net loss	$ (27,419,000)			$ (12,749,000)	(49,766,000)	(24,828,000)	(67,159,000)	(43,910,000)	(18,089,000)
Negative cash flows from operating activities					(47,257,000)	(22,528,000)	(52,678,000)	(44,353,000)	(13,363,000)
Capital expenditures					$ 21,128,000	$ 5,142,000	$ 9,855,000	$ 6,841,000	$ 998,000